Note Payable (Details Narrative) - USD ($)			12 Months Ended
	Apr. 16, 2020	Mar. 01, 2019	Dec. 31, 2020	Dec. 31, 2019
Debt instrument, interest rate			3.00%	3.00%
Repayment of debt			$ 40,000	$ 20,000
First Six Months [Member]
Repayment of debt			1,000
Seven and Eight Months [Member]
Repayment of debt			2,000
Nine Through Twenty Three Months [Member]
Repayment of debt			5,000
24th Month [Member]
Notes payable			$ 180,224
Unsecured Promissory Note [Member] | Notre Dame [Member]
Notes payable		$ 265,244
Debt instrument, interest rate		10.00%
Debt instrument, term		24 months
Huntington National Bank [Member]
Debt instrument, interest rate	1.00%
Loan	$ 90,100
Debt instrument maturity date	Apr. 16, 2022